N-2	Jun. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001611983
Amendment Flag	false
Securities Act File Number	001-36713
Document Type	8-K
Entity Registrant Name	LIBERTY BROADBAND CORPORATION
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5700
Entity Emerging Growth Company	false